COMMITMENTS AND CONTINGENT LIABILITIES (Guarantees) (Table and Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Guarantees [Member]
Guarantor Obligations [Line Items]
Final expiration	2020		2020
Guarantor obligations, maximum exposure, undiscounted	$ 445		$ 358
Guarantor obligations, current carrying value	80		52
Residual Value Guarantees [Member]
Guarantor Obligations [Line Items]
Final expiration	2020	[1]	2014
Guarantor obligations, maximum exposure, undiscounted	391	[1]	695
Guarantor obligations, current carrying value	17	[1]	5
Total Guarantees [Member]
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	836		1,053
Guarantor obligations, current carrying value	$ 97		$ 57

[1]	Does not include the residual value guarantee related to the Company's variable interest in an owner trust that was consolidated in the first quarter of 2010 with the adoption of ASU 2009-17; see Notes B and S.